Revenue information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue information
Total revenue	$ 517,027	¥ 3,599,436	¥ 2,282,216	¥ 1,798,521
Base commission from transactions
Revenue information
Total revenue		3,454,957	2,034,115	1,652,032
Innovation initiatives and other value-added services
Revenue information
Total revenue		¥ 144,479	¥ 248,101	¥ 146,489